INCOME AND SOCIAL CONTRIBUTION TAXES (Details 3) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income And Social Contribution Taxes
Beginning balance	R$ 1,503	R$ 1,413	R$ 1,660
Effects allocated to net income	924	210	(252)
Effects allocated to Statements of comprehensive income	(237)	(102)	4
Others	(3)	(2)	1
Deferred taxes received in corporate reorganization		(16)
Ending balance	R$ 2,188	R$ 1,503	R$ 1,413